Related Party Transactions_Significant Borrowing Transactions With Related Parties(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Korea Credit Bureau Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 15,674		₩ 25,513
Borrowing		0		8,000
Repayment		(3,000)		(16,000)
Others		5,292	[1]	(1,839)	[2]
Ending		17,966		15,674
Incheon Bridge Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		43,666		48,795
Borrowing		25,260		1,260
Repayment		(5,260)		(1,270)
Others		(18,219)	[1]	(5,119)	[2]
Ending		45,447		43,666
Terra Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0		10
Borrowing				0
Repayment				0
Others	[2]			(10)
Ending				0
NEXOLON CO.,LTD.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing	[3]	0
Repayment	[3]	(200)
Others	[1],[3]	200
Ending	[3]	₩ 0
Description of other information of borrowings gross amount related party transactions		Excluded from the Group's related party as of December 31, 2019.
Joyang Industry Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing		₩ 0
Repayment		0
Others	[1]	2
Ending		2
Fabric Types CO.,LTD.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing		0
Repayment		0
Others	[1]	395
Ending		395
BNF Corporation Ltd
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing		0
Repayment		0
Others	[1]	947
Ending		947
KB No.17 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing		1,500
Repayment		0
Others	[1]	242
Ending		1,742
KB No.18 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing		2,200
Repayment		(100)
Others	[1]	40
Ending		2,140
KB No.19 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing		1,000
Repayment		0
Others	[1]	93
Ending		1,093
KB No.20 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing		1,500
Repayment		0
Others	[1]	484
Ending		1,984
CellinCells Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing		0
Repayment		0
Others	[1]	1,545
Ending		1,545
Stratio, Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		516
Borrowing		0
Repayment		0
Others	[1]	210
Ending		726		516
Jungdong Steel Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0		3
Borrowing				0
Repayment				0
Others	[2]			(3)
Ending				0
Jungdo Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		4		4
Borrowing		0		0
Repayment		0		0
Others		0	[1]	0	[2]
Ending		4		4
Dae-A Leisure Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,229		466
Borrowing		0		479
Repayment		0		(466)
Others		(476)	[1]	750	[2]
Ending		753		1,229
Daesang Techlon Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[3]	0		2
Borrowing	[3]			0
Repayment	[3]			0
Others	[2],[3]			(2)
Ending	[3]			₩ 0
Description of other information of borrowings gross amount related party transactions				Excluded from the Group's related party as of December 31, 2019.
Aju Good Technology Venture Fund
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		6,439		₩ 2,771
Borrowing		0		0
Repayment		0		0
Others		(983)	[1]	3,668	[2]
Ending		5,456		6,439
KB Pre IPO Secondary Venture Fund 1st
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,115		2,690
Borrowing		0		2,000
Repayment		0		(4,000)
Others		1,840	[1]	425	[2]
Ending		2,955		1,115
KB Star Office Private Real Estate Investment Trust No.1
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		7,946		6,962
Borrowing		5,018		351
Repayment		(5,072)		0
Others		401	[1]	633	[2]
Ending		8,293		7,946
KB No.8 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[3]	0		2,339
Borrowing	[3]			0
Repayment	[3]			(2,300)
Others	[2],[3]			(39)
Ending	[3]			₩ 0
Description of other information of borrowings gross amount related party transactions				Excluded from the Group's related party as of December 31, 2019.
KB No.9 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[3]	2,275		₩ 2,309
Borrowing	[3]	0		2,266
Repayment	[3]	(2,266)		(2,234)
Others	[3]	(9)	[1]	(66)	[2]
Ending	[3]	₩ 0		₩ 2,275
Description of other information of borrowings gross amount related party transactions		Excluded from the Group's related party as of December 31, 2019.		Excluded from the Group's related party as of December 31, 2019.
KB No.10 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[3]	₩ 1,666		₩ 1,698
Borrowing	[3]	0		1,618
Repayment	[3]	(1,618)		(1,618)
Others	[3]	(48)	[1]	(32)	[2]
Ending	[3]	₩ 0		₩ 1,666
Description of other information of borrowings gross amount related party transactions		Excluded from the Group's related party as of December 31, 2019.		Excluded from the Group's related party as of December 31, 2019.
KB No.11 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[3]	₩ 658		₩ 530
Borrowing	[3]	0		530
Repayment	[3]	(530)		(530)
Others	[3]	(128)	[1]	128	[2]
Ending	[3]	₩ 0		₩ 658
Description of other information of borrowings gross amount related party transactions		Excluded from the Group's related party as of December 31, 2019.		Excluded from the Group's related party as of December 31, 2019.
SY Auto Capital Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 5		₩ 6
Borrowing		0		0
Repayment		0		0
Others		3	[1]	(1)	[2]
Ending		8		5
RAND Bio Science Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		232		1,032
Borrowing		1,900		0
Repayment		0		(500)
Others		2,320	[1]	(300)	[2]
Ending		4,452		232
Wise Asset Management Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		696		340
Borrowing		0		2,366
Repayment		(682)		(2,008)
Others		7	[1]	(2)	[2]
Ending		21		696
Builton Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[3]	7		26
Borrowing	[3]	0		0
Repayment	[3]	0		0
Others	[3]	(7)	[1]	(19)	[2]
Ending	[3]	₩ 0		₩ 7
Description of other information of borrowings gross amount related party transactions		Excluded from the Group's related party as of December 31, 2019.		Excluded from the Group's related party as of December 31, 2019.
Food Factory Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 68		₩ 1
Borrowing		0		0
Repayment		0		0
Others		1,005	[1]	67	[2]
Ending		1,073		68
Acts Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		29		4
Borrowing		0		0
Repayment		0		0
Others		(28)	[1]	25	[2]
Ending		1		29
Big Dipper Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		182		473
Borrowing		0		0
Repayment		0		0
Others		(176)	[1]	(291)	[2]
Ending		6		182
POSCO-KB Shipbuilding Fund
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0		0
Borrowing				32,800
Repayment				(32,800)
Others	[2]			0
Ending				0
Inno Lending Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[3]	0		41
Borrowing	[3]			0
Repayment	[3]			0
Others	[2],[3]			(41)
Ending	[3]			₩ 0
Description of other information of borrowings gross amount related party transactions				Excluded from the Group's related party as of December 31, 2019.
Doosung Metal Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3		₩ 0
Borrowing		0		0
Repayment		0		0
Others		(3)	[1]	3	[2]
Ending		0		3
CARLIFE Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2		0
Borrowing		0		0
Repayment		0		0
Others		(2)	[1]	2	[2]
Ending		0		2
COMPUTERLIFE Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1		0
Borrowing		0		0
Repayment		0		0
Others		0	[1]	1	[2]
Ending		1		1
SKYDIGITAL INC.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		16		0
Borrowing		0		0
Repayment		0		0
Others		9	[1]	16	[2]
Ending		25		16
KB-KDBC New Technology Business Fund
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		7,088		7,500
Borrowing		15,000		0
Repayment		(10,000)		0
Others		(5,034)	[1]	(412)	[2]
Ending		7,054		7,088
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		18,813		0
Borrowing		0		0
Repayment		0		0
Others		(5,695)	[1]	18,813	[2]
Ending		13,118		18,813
Paycoms Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1		0
Borrowing		0		0
Repayment		0		0
Others		0	[1]	1	[2]
Ending		1		1
A-PRO Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,201		0
Borrowing		0		0
Repayment		0		0
Others		1,000	[1]	2,201	[2]
Ending		3,201		2,201
Rainist Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1		0
Borrowing		0		0
Repayment		0		0
Others		(1)	[1]	1	[2]
Ending		0		1
Spark Biopharma, Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[3]	2,630		0
Borrowing	[3]	17,000		4,300
Repayment	[3]	(9,000)		(3,300)
Others	[3]	(10,630)	[1]	1,630	[2]
Ending	[3]	₩ 0		₩ 2,630
Description of other information of borrowings gross amount related party transactions		Excluded from the Group's related party as of December 31, 2019.		Excluded from the Group's related party as of December 31, 2019.
KB IGen Private Equity Fund No. 1
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 148		₩ 0
Borrowing		0		0
Repayment		0		0
Others		(1)	[1]	148	[2]
Ending		147		148
Key Management Personnel Of Entity Or Parent Member 2019
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		13,818
Borrowing		13,520
Repayment		(14,611)
Others	[1]	2,611
Ending		15,338		13,818
Key Management Personnel Of Entity Or Parent Member 2018
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 10,828		8,260
Borrowing				7,587
Repayment				(5,283)
Others	[2]			264
Ending				₩ 10,828

[1]	Transactions from operating activities with related parties (i.e. such as settlement, daily overdraft loans, etc) are excluded.
[2]	Transactions from operating activities with related parties (i.e. such as settlement, deposit on demand, etc.) are netted.
[3]	Excluded from the Group's related party as of December 31, 2019.